Current Portion of Long-Term Debt	3 Months Ended
Mar. 31, 2016
Current Portion of Long-Term Debt / Debt - Related Parties [Abstract]
CURRENT PORTION OF LONG-TERM DEBT

NOTE 6: CURRENT PORTION OF LONG-TERM DEBT

The following is a summary of long-term debt as of March 31, 2016 (unaudited) and December 31, 2015:

		March 31, 2016	December 31, 2015
Note payable – Celtic Bank	(a)	$-	$175
Note payable – B&B Merritt	(b)	3,000	3,000
Total		$3,000	$3,175

(a)	Fifteen year note payable dated July 11, 2007 in the original principal amount of $1,250 with a bank guaranteed by the U.S. Small Business Administration with Pioneer, prior to the acquisition of Pioneer by the Company. Note accrued interest at the Prime Rate plus 2% (Prime rate 3.25% plus 2% for 2015). The note was fully paid in January 2016.

(b)	Note payable bearing interest at the rate of 10% per annum, unsecured, with quarterly interest payments commencing in January 2015, with the note maturing in October 2016. Upon maturity or anytime prior, so long as the Company has not exercised its right to prepay this note, the lender can exercise its option to convert this note to equity in the Company, with 30 day advance written notice, and acquire up to 3,000 unrestricted Class A Common Shares of Ecoark at $1.00 per share, which consistent with the Merger Agreement is now 1,500 shares of Ecoark Holdings at $2.00 per share. The principal amount along with any accrued interest thereon, if converted to equity shall be deemed fully paid. As of March 31, 2016, no conversions of this debt have occurred. There was no bifurcation of the conversion option as the conversion is deemed to be conventional in nature.

Interest expense on the long-term debt for the three months ended March 31, 2016 and 2015 were $75 and $77, respectively.